Property, Plant and Equipment, Net	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

(6) Property, plant and equipment, net

As of September 30, 2024, and 2023, property, plant and equipment, net consisted of the following:

	2024	2023
Devices for rental	$7,706	$7,742
Office equipment	12,657	20,191
Furniture and fixtures	4,838	946
	22,275	-
Total	47,476	28,879
Less: accumulated depreciation	(20,908)	(12,959)
Property, plant and equipment, net	$26,568	$15,920

No impairment loss was recorded for the years ended September 30, 2024,2023, and 2022.